Description of Organization and Business Operations	6 Months Ended
Jun. 30, 2017
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing worldwide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by a subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”).
Navios Acquisition was incorporated in the Republic of Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its “IPO”. On May 28, 2010, Navios Acquisition consummated the vessel acquisitions which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.
Navios Maritime Midstream Partners L.P. (“Navios Midstream”) (NYSE: NAP) is a publicly traded master limited partnership which owns, operates and acquires crude oil tankers, refined petroleum product tankers, chemical tankers and liquefied petroleum gas tankers under long-term employment contracts.
As of June 30, 2017, Navios Acquisition owned a 59.0% limited partner interest in Navios Midstream, which included a 2.0% general partner interest.
As of June 30, 2017, Navios Holdings had 43.4% of the voting power and 46.2% of the economic interest in Navios Acquisition.
As of June 30, 2017, Navios Acquisition had outstanding: 150,407,990 shares of common stock and 1,000 shares of Series C Convertible Preferred Stock held by Navios Holdings.